INVESTMENTS - Net Unrealized Gain (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	$ 11,927	$ 17,177	$ 15,047
End of year	3,141	11,927	17,177
Valuation allowance	1,570
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) on Investments
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	4,809	8,811	3,453
Net investment gains (losses) arising during the period	(15,275)	(3,122)	6,192
Included in net income (loss)	867	(846)	(828)
Other	0	(33)
Impact of net unrealized investment gains (losses)	0	0	0
End of year	(9,606)	4,809	8,811
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) on Investments | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year		0
End of year			0
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | DAC
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	0	(1,548)	(894)
Impact of net unrealized investment gains (losses)		0	(655)
End of year	0	0	(1,548)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | DAC | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year		1,548
End of year			1,548
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Policyholders’ Liabilities
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	(169)	(1,065)	(189)
Impact of net unrealized investment gains (losses)	210	973	(877)
End of year	41	(169)	(1,065)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Policyholders’ Liabilities | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year		(77)
End of year			(77)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Deferred Income Tax Asset (Liability)
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	(974)	(1,302)	(497)
Other	(1,569)
Impact of net unrealized investment gains (losses)	2,982	328	(806)
End of year	440	(974)	(1,302)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Deferred Income Tax Asset (Liability) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year		0
End of year			0
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	3,666	4,896	1,873
Net investment gains (losses) arising during the period	(15,275)	(3,122)	6,192
Included in net income (loss)	867	(846)	(828)
Other	(1,569)	(33)
Impact of net unrealized investment gains (losses)	3,192	1,301	(2,338)
End of year	(9,125)	3,666	4,896
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year		1,471
End of year			1,471
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | Net Unrealized Gains (Losses) on Investments
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	4,810	8,817
End of year	(9,599)	4,810	8,817
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	3,667	4,899
End of year	(9,119)	3,667	4,899
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | Net Unrealized Gains (Losses) on Investments
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	(1)	(6)
End of year	(7)	(1)	(6)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	(1)	(3)
End of year	(6)	(1)	(3)
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | DAC
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	0	(1,549)
End of year	0	0	(1,549)
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | Policyholders’ Liabilities
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	(169)	(1,066)
End of year	41	(169)	(1,066)
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | Deferred Income Tax Asset (Liability)
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	(974)	(1,303)
End of year	439	(974)	(1,303)
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | DAC
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	0	1
End of year		0	1
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | Policyholders’ Liabilities
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	0	1
End of year	0	0	1
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | Deferred Income Tax Asset (Liability)
Debt Securities, Available-for-sale, Net Unrealized Investments [Roll Forward]
Beginning of year	0	1
End of year	$ 1	$ 0	$ 1